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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           8-14-03
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     25
         Form 13F Information Table Value Total:    $249,558 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
30-Jun-03

                                                                                                  Voting Authority
                                                                                                  ------------------
                                                               Value    Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                     Title of class   CUSIP      (x$1000) Prn Amt  Prn Call Dscretn Managers    Sole    Shared None
------------------------------     ---------------  ---------  -------- -------- --- ---- ------- -------- ---------- ------ ----

AEP INDUSTRIES                     COM              001031103     5815    812090 SH         Sole              812090
AMERICAN INTL GROUP                COM              026874107     9903    179460 SH         Sole              179460
AMGEN INC                          COM              031162100     7385    112000 SH         Sole              112000
BOEING CO                          COM              097023105     7550    220000 SH         Sole              220000
BOSTON SCIENTIFIC CORP             COM              101137107     7332    120000 SH         Sole              120000
CISCO SYSTEMS                      COM              17275R102     8326    495904 SH         Sole              495904
CITIGROUP INC                      COM              172967101    11859    277074 SH         Sole              277074
                                                                  1498     35000 SH         Other              35000
CYBERGUARD                         COM              231091010      994    140000 SH         Sole              140000
COCA COLA CO                       COM              191216100     8275    178300 SH         Sole              178300
INTEL CORP                         COM              458140100    29134   1400000 SH         Sole              200000
JOHNSON & JOHNSON                  COM              478160104    10340    200000 SH         Sole              200000
MCKESSON CORP                      COM              58155Q103     1601     44787 SH         Sole               44787
MEDTRONIC INC                      COM              585055106     6239    130063 SH         Sole              130063
MICROSOFT CORP                     COM              594918104    27828   1085328 SH         Sole              406128
MID ATLANTIC MED SVCS INC          COM              59523C107    15721    300600 SH         Sole              300600
STAPLES INC                        COM              855030102     4703    256291 SH         Sole              256291
STATE STR CORP                     COM              857477103    10923    277244 SH         Sole              277244
SURMODICS INC                      COM              868873100     4273    140000 SH         Sole              140000
TARGET CORP                        COM              87612E106    35998    951324 SH         Other             951324
TECHNE CORP                        COM              878377100    13936    459182 SH         Sole              459182
WAL-MART STORES INC                COM              931142103    12422    231453 SH         Sole              231453
ZYGO CORP                          COM              989855101     1432    177480 SH         Sole              177480
GRUPO TMM S A DE CV SPON ADR A SHS ADR              40051D105     3639   1654041 SH         Sole             1654041
NOKIA CORP SPONSORED ADR           ADR              654902204     2432    148033 SH         Sole              148033
REPORT SUMMARY                                 25 DATA RECORDS  249558           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED